Revenue, Receivables, and Concentration of Credit Risk - Schedules of Concentration of Risk as a Percentage of Revenues and Receivables (Parenthetical) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payor C | Total Revenues
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	12.00%	17.00%	12.00%	11.00%	14.00%	23.00%
Payor C | Receivables
Concentration Risk [Line Items]
Concentration risk, percentage			13.00%			11.00%
Payor D | Total Revenues
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%		10.00%			11.00%	17.00%
Payor D | Receivables
Concentration Risk [Line Items]
Concentration risk, percentage			14.00%			19.00%
Maximum | Payor D | Total Revenues
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%		10.00%	10.00%
Minimum | Payor C | Receivables
Concentration Risk [Line Items]
Concentration risk, percentage					10.00%
Minimum | Payor D | Receivables
Concentration Risk [Line Items]
Concentration risk, percentage					10.00%